Inventories	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Inventories

21	Inventories

(a)	Inventories in the consolidated statements of financial position comprise:

	As at 31 December 2020			As at 31 December 2021
	Gross carrying amount	Provision for diminution in value of inventories	Carrying amount	Gross carrying amount	Provision for diminution in value of inventories	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Raw materials	2,569,136	—	2,569,136	4,391,555	(13,406)	4,378,149

Work in progress	696,227	(122,081)	574,146	795,791	(105,450)	690,341

Finished goods	591,485	(46,652)	544,833	709,990	(45,950)	664,040
Spare parts and consumables	260,431	(59,800)	200,631	249,456	(58,461)	190,995

	4,117,279	(228,533)	3,888,746	6,146,792	(223,267)	5,923,525

(b)	The analysis of the amount of inventories recognized as expenses and included in profit or loss is as follows:
The cost of inventories recognized in Cost of sales amounted to RMB 70,704,868 thousand for the year ended 31 December 2021 (2019: RMB78,595,380 thousand, 2020: RMB53,622,798 thousand) which excluded an inventory provision of RMB 150,883 thousand (2019: RMB70,178 thousand, 2020: RMB220,888 thousand).
For the year ended 31 December 2021, the Group sold certain finished goods and utilized certain spare parts and consumables which were previously provided for. The related provision of RMB156,149 thousand was reversed and included in cost of sales in the consolidated statement of profit or loss (2019: RMB72,945 thousand, 2020: RMB147,817 thousand).